Subsequent Events - Business Combination Agreement (Details) - USD ($)	Feb. 13, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Common stock par value		$ 0.0001		$ 0.001	$ 0.001
Preferred stock, par value		$ 0.0001	$ 0.001
Previously Reported
Commitments and Contingencies
Common stock par value					$ 0.0001
Class A ordinary shares
Commitments and Contingencies
Common stock par value			0.0001
Class B ordinary shares
Commitments and Contingencies
Common stock par value			$ 0.0001
Subsequent events | Previously Reported
Commitments and Contingencies
Preferred stock, par value	$ 0.001
Consideration for automatically canceled and extinguished equity awards	$ 0
Subsequent events | Adagio | Previously Reported
Commitments and Contingencies
Common stock par value	$ 0.01
Subsequent events | Parent | Class A ordinary shares | Previously Reported
Commitments and Contingencies
Common stock par value	0.0001
Subsequent events | Parent | Class B ordinary shares | Previously Reported
Commitments and Contingencies
Common stock par value	$ 0.0001
Number of shares will be forfeited by sponsor	1,000,000
Proposed Adagio Business Combination | Subsequent events | Previously Reported
Commitments and Contingencies
Common stock par value	$ 0.0001
Number of shares in exchange for each share in conversion	1
Number of shares issuable to sponsor	1,147,500
Stock trigger price	$ 24.00
Threshold trading days	20 days
Threshold consecutive trading days	30 days